Fair Value Measurements (Fair Value Measurements by Level of Valuation Inputs) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	$ 152,327	$ 142,903
Impaired loans	6,426	6,553
Other real estate owned	617	232
Obligations of U.S. Government Agencies and Corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	32,732	50,101
Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	29,535	35,873
Mortgage-Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	87,741	55,429
Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	2,319	1,500
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	2,319	1,500
(Level 2) Significant Other Observable Inputs [Member] | Obligations of U.S. Government Agencies and Corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	32,732	50,101
(Level 2) Significant Other Observable Inputs [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	29,535	35,873
(Level 2) Significant Other Observable Inputs [Member] | Mortgage-Backed Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	87,741	55,429
Impaired Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	2,232	3,370
Impaired Loans [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired loans	2,232	3,370
Other Real Estate Owned [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	150
Other Real Estate Owned [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other real estate owned	150
Mortgage Servicing Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights	205	193
Mortgage Servicing Rights [Member] | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage servicing rights	$ 205	$ 193